INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 1,500,000
State net operating loss carry forwards	$ 90,000
Income for the future	The remaining balance of approximately $1.4 million will never expire but its utilization is limited to 80% of taxable income in any future year.